COMMITMENTS (Details) - CIK 0001839990 Artemis Strategic Investment Corp [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2022 USD ($) item $ / shares	Dec. 31, 2021 USD ($) $ / shares shares
Maximum number of demands for registration of securities	3	3
Deferred fee per unit | $ / shares	$ 0.35	$ 0.35
Number of units issued | shares		1,000,000
Deferred underwriting fee payable	$ 7,043,750	$ 6,693,750
Aggregate deferred underwriting fee payable	$ 7,043,750	$ 6,693,750